Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

February 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Transparent Value Trust (the “Trust” or “Registrant”)

File Nos. 333-159992/811-22309

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, Transparent Value Small-Cap Fund, and Transparent Value SMID-Cap Directional Allocation Fund (each a “Fund” and collectively, the “Funds”)  (together, the "Funds"), dated January 28, 2016 do not differ from the Prospectus and Statement of Information of the Funds contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on January 28, 2016 (accession number 0001193125-16-441496).

If you have any questions or comments concerning the foregoing, please contact me at 212-515-5353 or by email at kkemp@transparentvalue.com.

Sincerely,

/s/ Keith D. Kemp

Keith D. Kemp

Treasurer to the Registrant

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